Lease - Summary of Supplemental Balance Sheet Information Related to Leases (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Leases [Abstract]
Operating lease right-of-use assets	¥ 162,180	$ 23,514	¥ 247,819
Operating lease liabilities	¥ 186,107		¥ 264,069